CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($)		Series E Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Loss	Seven Stars Cloud Shareholders' Equity	Non - controlling Interest	Total
Balance at Dec. 31, 2016	[1]	$ 7,155	$ 53,918	$ 152,792,855	$ (115,829,451)	$ (1,371,498)	$ 35,652,979	$ (5,325,481)	$ 30,327,498
Balance (in shares) at Dec. 31, 2016	[1]	7,154,997	53,918,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				1,305,829			1,305,829		1,305,829
Common stock issuance for RSU vested			$ 118	(118)
Common stock issuance for RSU vested (in shares)			117,715
Common stock issuance for option exercised			$ 189	100,129			100,318		100,318
Common stock issuance for option exercised (in shares)			188,687
Common stock issued for warrant exercised			$ 907	1,724,819			1,725,726		1,725,726
Common stock issued for warrant exercised (in shares)			907,390
Common stock issuance			$ 6,222	11,969,368			11,975,590		11,975,590
Common stock issuance (in shares)			6,221,778
Common stock issued from conversion of series E preferred stock		$ (7,155)	$ 7,155
Common stock issued from conversion of series E preferred stock (In shares)		(7,154,997)	7,154,997
Capital contribution from noncontrolling interest shareholder								490,000	490,000
Acquisition of Guang Ming	[1]			444,060			444,060		444,060
Disposal of subsidiaries				(9,887,398)	(360,522)	(220,737)	(10,468,657)	3,947,473	(6,521,184)
Net income (loss)					(10,503,049)		(10,503,049)	(357,268)	(10,860,317)	[2],[3]
Foreign currency translation adjustments, net of nil tax						810,161	810,161	(44,091)	766,070	[2]
Balance at Dec. 31, 2017			$ 68,509	158,449,544	(126,693,022)	(782,074)	31,042,957	(1,289,367)	29,753,590	[4]
Balance (in shares) at Dec. 31, 2017	[1]		68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				121,190			121,190		121,190
Common stock issuance for RSU vested			$ 13	(13)
Common stock issuance for RSU vested (in shares)			13,464
Common stock issuance for option exercised			$ 43	2,589			2,632		2,632
Common stock issuance for option exercised (in shares)			42,501
Common stock issued for warrant exercised			$ 300	524,700			525,000		525,000
Common stock issued for warrant exercised (in shares)			300,000
Net income (loss)					(3,721,369)		(3,721,369)	(91,444)	(3,812,813)
Foreign currency translation adjustments, net of nil tax						(32,481)	(32,481)	(9,148)	(41,629)
Balance at Mar. 31, 2018			$ 68,865	159,098,010	(130,414,391)	(814,555)	27,937,929	(1,389,959)	26,547,970
Balance (in shares) at Mar. 31, 2018			68,865,055
Balance at Dec. 31, 2017			$ 68,509	158,449,544	(126,693,022)	(782,074)	31,042,957	(1,289,367)	29,753,590	[4]
Balance (in shares) at Dec. 31, 2017	[1]		68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)									(19,865,554)
Foreign currency translation adjustments, net of nil tax									565,315
Balance at Sep. 30, 2018			$ 77,246	190,188,410	(145,921,262)	(239,775)	44,104,619	(749,246)	43,355,373
Balance (in shares) at Sep. 30, 2018			77,246,801
Balance at Dec. 31, 2017			$ 68,509	158,449,544	(126,693,022)	(782,074)	31,042,957	(1,289,367)	29,753,590	[4]
Balance (in shares) at Dec. 31, 2017	[1]		68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				3,412,977			3,412,977		3,412,977
Common stock issuance (GTD)			$ 5,494	9,994,506			10,000,000		10,000,000
Common stock issuance for RSU vested			$ 1,241	(1,241)
Common stock issuance for RSU vested (in shares)			1,240,707
Common stock issuance for option exercised			$ 82	27,960			28,042		28,042
Common stock issuance for option exercised (in shares)			82,797
Common stock issued for warrant exercised			$ 644	1,125,856			1,126,500		1,126,500
Common stock issued for warrant exercised (in shares)			643,714
Common stock issuance for acquisition of BDCG			$ 3,000	7,797,000			7,800,000		7,800,000
Common stock issuance for acquisition of BDCG (in shares)			3,000,000
Common Stock issuance for acquisition SolidOpinion (Note 5(a)) (in shares)			2,267,869
Common stock issuance for acquisition (DBOT)			$ 2,268	6,724,078			6,726,346		6,726,346
Common stock to be issued (SSSIG)				1,177,585			1,177,585		1,177,585
Common stock issuance for Star Thrive Group Limited			$ 5,027	9,194,973			9,200,000		9,200,000
Common stock issuance for Star Thrive Group Limited			5,027,324
Beneficial conversion feature of convertible note-long term				1,384,615			1,384,615		1,384,615
Earnout shares to SSSIG			$ 16,500	(16,500)
Earnout shares to SSSIG (in shares)			16,500,000
Acquisition resulting in non-controlling interest (Grapevine)								678,651	678,651
Disposal of subsidiaries				(3,491,777)	4,144,076	18,438	670,737	558,372	1,229,109
Net income (loss)					(27,426,356)		(27,426,356)	(996,728)	(28,423,084)
Foreign currency translation adjustments, net of nil tax						(900,962)	(900,962)	18,446	(882,516)
Balance at Dec. 31, 2018			$ 102,765	195,779,576	(149,975,302)	(1,664,598)	44,242,441	(1,030,626)	43,211,815
Balance (in shares) at Dec. 31, 2018			102,766,006
Balance at Mar. 31, 2018			$ 68,865	159,098,010	(130,414,391)	(814,555)	27,937,929	(1,389,959)	26,547,970
Balance (in shares) at Mar. 31, 2018			68,865,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				3,239,727			3,239,727		3,239,727
Investment from GTD and SSS				5,900,000			5,900,000		5,900,000
Common stock issuance for RSU vested			$ 1,227	(1,227)
Common stock issuance for RSU vested (in shares)			1,227,244
Common stock issuance for acquisition of BDCG			$ 3,000	7,797,000			7,800,000		7,800,000
Common stock issuance for acquisition of BDCG (in shares)			3,000,000
Net income (loss)					(8,320,024)		(8,320,024)	(290,897)	(8,610,921)
Foreign currency translation adjustments, net of nil tax						(121,465)	(121,465)	20,269	(101,196)
Balance at Jun. 30, 2018			$ 73,092	176,033,510	(138,734,415)	(936,020)	36,436,167	(1,660,587)	34,775,580
Balance (in shares) at Jun. 30, 2018			73,092,299
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				11,530			11,530		11,530
Investment from GTD and SSS				5,288,502			5,288,502		5,288,502
Common stock issuance for option exercised			$ 40	(40)
Common stock issuance for option exercised (in shares)			40,295
Common stock issued for warrant exercised			$ 344	601,156			601,500		601,500
Common stock issued for warrant exercised (in shares)			343,714
Common stock issuance for Star Thrive Group Limited			$ 3,770	6,869,138			6,872,908		6,872,908
Common stock issuance for Star Thrive Group Limited (in shares)			3,770,493
Conversion feature of convertible note				1,384,614			1,384,614		1,384,614
Acquisition Of Grapevine								1,154,419	1,154,419
Net income (loss)					(7,186,847)		(7,186,847)	(254,973)	(7,441,820)
Foreign currency translation adjustments, net of nil tax						696,245	696,245	11,895	708,140
Balance at Sep. 30, 2018			$ 77,246	190,188,410	(145,921,262)	(239,775)	44,104,619	(749,246)	43,355,373
Balance (in shares) at Sep. 30, 2018			77,246,801
Balance at Dec. 31, 2018			$ 102,765	195,779,576	(149,975,302)	(1,664,598)	44,242,441	(1,030,626)	43,211,815
Balance (in shares) at Dec. 31, 2018			102,766,006
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				224,484			224,484		224,484
Common stock issuance for RSU vested			$ 130	(130)
Common stock issuance for RSU vested (in shares)			129,840
Common stock issuance for acquisition (SolidOpinion, Inc)			$ 4,500	7,150,500			7,155,000		7,155,000
Common Stock issuance for acquisition SolidOpinion (Note 5(a)) (in shares)			4,500,000
Common stock issuance for convertible debt			$ 1,166	2,048,834			2,050,000		2,050,000
Common stock issuance for convertible debt (in shares)			1,166,113
Net income (loss)					19,926,515		19,926,515	(17,761)	19,908,754
Foreign currency translation adjustments, net of nil tax						172,133	172,133	(25,295)	146,838
Balance at Mar. 31, 2019			$ 108,561	205,203,264	(130,048,787)	(1,492,465)	73,770,573	(1,073,682)	72,696,891
Balance (in shares) at Mar. 31, 2019			108,561,959
Balance at Dec. 31, 2018			$ 102,765	195,779,576	(149,975,302)	(1,664,598)	44,242,441	(1,030,626)	43,211,815
Balance (in shares) at Dec. 31, 2018			102,766,006
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)									12,881,054
Foreign currency translation adjustments, net of nil tax									102,481
Balance at Sep. 30, 2019			$ 132,696	255,737,318	(138,468,441)	(1,557,346)	115,844,227	397,720	116,241,947
Balance (in shares) at Sep. 30, 2019			132,696,071
Balance at Mar. 31, 2019			$ 108,561	205,203,264	(130,048,787)	(1,492,465)	73,770,573	(1,073,682)	72,696,891
Balance (in shares) at Mar. 31, 2019			108,561,959
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				3,702,636			3,702,636		3,702,636
Common stock issuance for asset acquisition-Fintalk (Note 5(b))			$ 2,861	5,347,139			5,350,000		5,350,000
Common stock issuance for asset acquisition-Fintalk (Note 5(b)) (in shares)			2,860,963
Common stock issuance for acquisition of non-controlling interest Grapevine (Note 5(c))			$ 591	491,027			491,618	(491,618)
Common stock issuance for acquisition of non-controlling interest Grapevine (Note 5(c)) (in shares)			590,671
Investment from SSSIG	[5]		$ 576	(576)
Investment (in shares)	[5]		575,431
Net income (loss)					5,292,213		5,292,213	(15,430)	5,276,783
Foreign currency translation adjustments, net of nil tax						(75,851)	(75,851)	7,992	(67,859)
Balance at Jun. 30, 2019			$ 112,589	214,743,490	(124,756,574)	(1,568,316)	88,531,189	(1,572,738)	86,958,451
Balance (in shares) at Jun. 30, 2019			112,589,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				2,547,107			2,547,107		2,547,107
Common stock issuance for acquisition of BlackHorse Ventures	[6]		$ 815	1,499,475			1,500,290		1,500,290
Common stock issuance for acquisition of BlackHorse Ventures (in shares)	[6]		815,217
Common stock issuance for acquisition of Glory Connection (Note 5(e))			$ 12,190	24,367,810			24,380,000		24,380,000
Common stock issuance for acquisition of Glory Connection (Note 5(e)) (in shares)			12,190,000
Common stock issuance for acquisition (DBOT)			$ 5,852	9,708,186			9,714,038	104,648	9,818,686
Common stock issuance for acquisition of DBOT (Note 5(f)) (in shares)			5,851,830
Common stock issuance for releasing Grapevine as collateral			$ 250	372,250			372,500		372,500
Common stock issuance for releasing Grapevine as collateral ( in shares)			250,000
Common stock issuance for convertible debt			$ 1,000	2,499,000			2,500,000		2,500,000
Common stock issuance for convertible debt (in shares)			1,000,000
Deconsolidation of Amer								445,894	445,894
Net income (loss)					(13,711,867)		(13,711,867)	1,407,384	(12,304,483)
Foreign currency translation adjustments, net of nil tax						10,970	10,970	12,532	23,502
Balance at Sep. 30, 2019			$ 132,696	$ 255,737,318	$ (138,468,441)	$ (1,557,346)	$ 115,844,227	$ 397,720	$ 116,241,947
Balance (in shares) at Sep. 30, 2019			132,696,071

[1]	The above consolidated statements of equity include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[3]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[4]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[5]	In 2018, the Company entered into a subscription agreement and amended agreements with SSSIG to purchase $1.1 million of Common Stock at the then market price. The Company has received $1.1 million in total in 2018 and issued 575,431 shares of common stock in June 2019.
[6]	On July 16, 2019, the Company entered into a share subscription agreement to subscribe 1,186 Pre-A preferred shares of BlackHorse Ventures, a Cayman Islands company, for a consideration of $1,500,290 paid in the form of common shares of the Company. The subscription shares represent 10% of the share capital of BlackHorse Ventures on a fully diluted basis.